Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.75% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	85,000,000
Maximum Aggregate Offering Price	$ 85,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,738.50
Rule 457(f)	true
Amount of Securities Received | shares	85,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 85,000,000.00
Fee Note MAOP	$ 85,000,000.00
Offering Note	(a) Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f) under the Securities Act of 1933, as amended. Represents the maximum aggregate offering price of all notes to be offered in the exchange offer to which the registration statement relates. (b) Total Maximum Aggregate Offering Price represents the maximum aggregate offering price of all notes to be offered in the exchange offer to which the registration statement relates.